The Company and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Abstract]
Principles of Consolidation
	2013	2012
Trade accounts receivable, net	$102,549	$99,061
Other current assets	59,695	57,741
Property, plant and equipment, intangible assets & other non-current assets	26,274	26,823
Goodwill	32,759	31,678
Accounts payable, accrued expenses and other liabilities	133,977	122,891
Non-current loans from related parties	12,998	12,998
Equity	74,302	79,414

Cash and Cash Equivalents	b) Cash and Cash Equivalents Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.
Inventories

  Inventories

  Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or market value (see Note 4). Costs included in inventories are based on invoiced costs and/or production costs or the marked to market valuation, as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

Property, Plant and Equipment

  Property, Plant and Equipment

  Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 6). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 3 to 40 years for buildings and improvements with a weighted average life of 13 years and 3 to 15 years for machinery and equipment with a weighted average life of 10 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2013, 2012, and 2011 was $7,358, $3,952 and $3,784, respectively.

Intangible Assets and Goodwill

  Intangible Assets and Goodwill

  Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, customer relationships, lease agreements, and licenses acquired in a business combination are recognized and reported apart from goodwill (see Note 7).

  Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their useful life which on average is 8 years. Technology is amortized over its useful life of 16 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their useful life which on average is 9 years. Customer relationships are amortized over their useful life of 15 years. All other intangible assets are amortized over their weighted average useful lives of 7 years. The weighted average useful life of all amortizable intangible assets is 9 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

  To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. One reporting unit was identified in the North America Segment. The EMEALA operating segment is divided into two reporting units (Europe and Latin America), while only one reporting unit exists in the operating segment Asia-Pacific. For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units.

  In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a representative growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company's business which, results from the non-discretionary nature of the healthcare services we provide, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services. The reporting units' respective expected growth rates for the period beyond ten years are: North America Segment 1%, Europe 0%, Latin America 4%, and Asia-Pacific 4%. The discount factor is determined by the WACC of the respective reporting unit. The Company's WACC consisted of a basic rate of 6.17% for 2013. The basic rate is then adjusted by a country-specific risk rate and, if appropriate, by a factor to reflect higher risks associated with the cash flows from recent material acquisitions, until they are appropriately integrated, within each reporting unit. In 2013, WACCs for the reporting units ranged from 6.12% to 13.83%.

  In the case that the fair value of the reporting unit is less than its carrying value, a second step would be performed which compares the implied fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the carrying value, the difference is recorded as an impairment.

  To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

Derivative Financial Instruments

  Derivative Financial Instruments

  Derivative financial instruments, which primarily include foreign currency forward contracts and interest rate swaps, are recognized as assets or liabilities at fair value in the balance sheet (see Note 21). Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlying assets and liabilities are recognized periodically in earnings, while the effective portion of changes in fair value of derivative financial instruments classified as cash flow hedges is recognized in accumulated other comprehensive income (loss) (“AOCI”) in shareholders' equity. The ineffective portion is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

Foreign Currency Translation

  Foreign Currency Translation

  For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in AOCI. In addition, the translation adjustments of certain intercompany borrowings, which are of a long-term nature, are reported in AOCI.

Revenue Recognition Policy

  Revenue Recognition and Allowance for Doubtful Accounts

  Revenue Recognition

  Dialysis care revenues are recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment. The patient is obligated to pay for dialysis care services at amounts estimated to be receivable based upon the Company's standard rates or at rates determined under reimbursement arrangements. In the U.S., these arrangements are generally with third party payors, like Medicare, Medicaid or commercial insurers. Outside the U.S., the reimbursement is usually made through national or local government programs with reimbursement rates established by statute or regulation.

  Dialysis product revenues are recognized upon transfer of title to the customer, either at the time of shipment, upon receipt or upon any other terms that clearly define passage of title. Product revenues are normally based upon pre-determined rates that are established by contractual arrangement.

  For both dialysis care revenues and dialysis product revenues, patients, third party payors and customers are billed at our standard rates net of contractual allowances, discounts or rebates to reflect the estimated amounts to be receivable from these payors.

  As of January 1, 2012, the Company adopted ASU 2011-07, Health Care Entities-Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts and as a result, for services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, the difference between the receivable recorded and the amount estimated to be collectible must be recorded as a provision and the expense is presented as a reduction of dialysis care revenue. The provision includes such items as amounts due from patients without adequate insurance coverage and patient co-payment and deductible amounts due from patients with health care coverage. The Company bases the provision mainly on past collection history and reports it as “Patient service bad debt provision” on the Consolidated Statements of Income.

  A minor portion of International Segment product revenues is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. If the right to use the machine is conveyed through an operating lease, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables. If the lease of the machines is a sales type lease, ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

  Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

  Allowance for doubtful accounts

  In the North America Segment for receivables generated from dialysis care services, the accounting for the allowance for doubtful accounts is based on an analysis of collection experience and recognizing the differences between payors. The Company also performs an aging of accounts receivable which enables the review of each customer and their payment pattern. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances.

  The allowance for doubtful accounts in the International Segment and the North America Segment dialysis products business is an estimate comprised of customer specific evaluations regarding their payment history, current financial stability, and applicable country specific risks for receivables that are overdue more than one year. The changes in the allowance for these receivables are recorded in Selling, general and administrative as an expense.

  When all efforts to collect a receivable, including the use of outside sources where required and allowed, have been exhausted, and after appropriate management review, a receivable deemed to be uncollectible is considered a bad debt and written off.

Research and Development expenses	Research and Development expenses Research and development expenses are expensed as incurred.
Income Taxes

  Income Taxes

  Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdictions. Expected and executed additional tax payments and tax refunds for prior years are also taken into account. Benefits from income tax positions have been recognized only when it was more likely than not that the Company would be entitled to the economic benefits of the tax positions. The more-likely-than-not threshold has been determined based on the technical merits that the position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold, management estimates the largest amount of tax benefit that is more than fifty percent likely to be realized upon settlement with a taxing authority, which becomes the amount of benefit recognized. If a tax position is not considered more likely than not to be sustained based solely on its technical merits, no benefits are recognized.

  The Company recognizes deferred tax assets and liabilities for future consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, tax credits and tax loss carryforwards which are more likely than not to be utilized. Deferred tax assets and liabilities are measured using the respective countries enacted tax rates to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. In addition, the recognition of deferred tax assets considers the budget planning of the Company and implemented tax strategies. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets unless it is more likely than not that such assets will be realized (see Note 18).

  It is the Company's policy that assets on uncertain tax positions are recognized to the extent it is more likely than not the tax will be recovered. It is also the Company's policy to recognize interest and penalties related to its tax positions as income tax expense.

Impairment

  Impairment

  The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

  Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

  For the Company's policy related to goodwill impairment, see 1e) above.

Legal Contingencies

  Legal Contingencies

  From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 20). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

  The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

Earnings per Ordinary share and Preference share

  Earnings per Share

  Basic earnings per share is calculated by dividing net income attributable to shareholders by the weighted average number of shares outstanding during the year. Prior to the conversion of preference shares to ordinary shares during the second quarter of 2013, basic earnings per share was computed according to the two-class method by dividing net income attributable to shareholders, less preference amounts, by the weighted number of ordinary and preference shares outstanding during the year. Diluted earnings per share include the effect of all potentially dilutive instruments on ordinary shares and previously outstanding preference shares that would have been outstanding during the years presented had the dilutive instruments been issued.

  Equity-settled awards granted under the Company's stock incentive plans (see Note 17), are potentially dilutive equity instruments.

Employee Benefit Plans

  Employee Benefit Plans

  For the Company's funded benefit plans, the defined benefit obligation is offset against the fair value of plan assets (funded status). A pension liability is recognized in the Consolidated Balance Sheets if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under other assets in the balance sheet) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund. Changes in the funded status of a plan resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost are recognized through accumulated other comprehensive income, net of tax, in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

Treasury Stock Policy Text

  Treasury Stock

  The Company may, from time to time, acquire its own shares (“Treasury Stock”) as approved by its shareholders. The acquisition, sale or retirement of its Treasury Stock is recorded separately in equity. For the calculation of basic earnings per share, treasury stock is not considered outstanding and is therefore deducted from the number of shares outstanding with the value of such Treasury Stock shown as a reduction of the Company's equity.